Retirement and Deferred Compensation Plans - Fair Value of Pension Plan Assets by Asset Category (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United States Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 37.3	$ 37.2	$ 40.6
United States Plans | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.1	12.7
United States Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25.2	24.5
United States Plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | United States companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.1	12.7
United States Plans | United States companies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.1	12.7
United States Plans | United States companies | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | United States companies | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | International companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | International companies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | International companies | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | International companies | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.7	16.9
United States Plans | Government bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Government bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.7	16.9
United States Plans | Government bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.3	7.2
United States Plans | Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.3	7.2
United States Plans | Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Guaranteed insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Guaranteed insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Guaranteed insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Guaranteed insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Annuity contract
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Annuity contract | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Annuity contract | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Annuity contract | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Unitized funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Unitized funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Unitized funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Unitized funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Real estate funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Real estate funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Real estate funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Common contractual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0
United States Plans | Common contractual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0
United States Plans | Common contractual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0
United States Plans | Common contractual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0
United States Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	324.5	314.7	$ 349.1
Non-United States Plans | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50.0	123.6
Non-United States Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	148.3	99.1
Non-United States Plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126.2	92.0
Non-United States Plans | United States companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | United States companies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | United States companies | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | United States companies | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | International companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.7	17.8
Non-United States Plans | International companies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.7	17.8
Non-United States Plans | International companies | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | International companies | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27.5	47.8
Non-United States Plans | Government bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	47.8
Non-United States Plans | Government bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27.5	0.0
Non-United States Plans | Government bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49.6	31.2
Non-United States Plans | Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	31.2
Non-United States Plans | Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49.6	0.0
Non-United States Plans | Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Guaranteed insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.2	38.9
Non-United States Plans | Guaranteed insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Guaranteed insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.2	38.9
Non-United States Plans | Guaranteed insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Annuity contract
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49.5	51.9
Non-United States Plans | Annuity contract | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Annuity contract | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49.5	51.9
Non-United States Plans | Annuity contract | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Unitized funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 23.1	$ 26.4
Non-United States Plans | Unitized funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in plan assets	60.00%	50.00%
Non-United States Plans | Unitized funds | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in plan assets	30.00%	40.00%
Non-United States Plans | Unitized funds | Cash
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in plan assets	10.00%	10.00%
Non-United States Plans | Unitized funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 23.1	$ 26.4
Non-United States Plans | Unitized funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Unitized funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.0	8.3
Non-United States Plans | Real estate funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Real estate funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.0	8.3
Non-United States Plans | Real estate funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Common contractual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25.9
Non-United States Plans | Common contractual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0
Non-United States Plans | Common contractual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0
Non-United States Plans | Common contractual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25.9
Non-United States Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100.3	92.0
Non-United States Plans | Insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100.3	92.0
Cash and cash equivalents | United States Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.2	0.4
Cash and cash equivalents | United States Plans | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents | United States Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.2	0.4
Cash and cash equivalents | United States Plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents | Non-United States Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.7	0.4
Cash and cash equivalents | Non-United States Plans | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.2	0.4
Cash and cash equivalents | Non-United States Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.5	0.0
Cash and cash equivalents | Non-United States Plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0